KEELEY Small Cap Fund
Schedule of Investments—December 31, 2025 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 98.7%
Automotive  — 2.1%
27,438 Rush Enterprises Inc., Cl. A .............................. $ 1,480,006
Aviation: Parts and Services  — 3.8%
28,162 AAR Corp.† ........................................................ 2,331,532
10,000 Standard Motor Products Inc. .......................... 368,500
2,700,032
Banking  — 14.9%
8,916 Atlantic Union Bankshares Corp. ..................... 314,735
56,638 Banc of California Inc. ....................................... 1,092,547
37,000 Columbia Banking System Inc. ......................... 1,034,150
15,698 First Interstate BancSystem Inc., Cl. A ............. 543,151
23,937 Five Star Bancorp ............................................... 856,466
7,795 Glacier Bancorp Inc. .......................................... 343,370
87,750 Huntington Bancshares Inc. .............................. 1,522,462
30,344 OceanFirst Financial Corp. ............................... 544,675
46,871 Old National Bancorp ....................................... 1,045,692
11,616 SouthState Bank Corp. ...................................... 1,093,182
32,065 USCB Financial Holdings Inc. .......................... 590,637
50,038 Valley National Bancorp ................................... 584,444
22,380 WaFd Inc. ............................................................ 716,831
15,000 Washington Trust Bancorp Inc. ........................ 443,250
10,725,592
Broadcasting  — 3.6%
200,000 Grupo Televisa SAB, ADR ................................ 582,000
55,000 IMAX Corp.† ...................................................... 2,032,800
2,614,800
Building and Construction  — 4.9%
19,742 Champion Homes Inc.† ..................................... 1,668,199
6,736 MYR Group Inc.† ............................................... 1,471,816
10,000 Trex Co. Inc.† ..................................................... 350,800
3,490,815
Business Services  — 1.8%
30,433 ABM Industries Inc. ........................................... 1,287,316
Communication Services  — 2.6%
40,000 Anterix Inc.† ....................................................... 873,200
8,525 ATN International Inc. ...................................... 194,370
85,000 Harmonic Inc.† .................................................. 840,650
1,908,220
Computer Software and Services  — 5.6%
34,341 N-able Inc.† ........................................................ 256,871
90,000 NetScout Systems Inc.† ..................................... 2,435,400
20,000 Progress Software Corp.† .................................. 859,200
15,000 Teradata Corp.† ................................................. 456,600
4,008,071
Consumer Products  — 3.0%
70,962 OPENLANE Inc.† .............................................. 2,113,248
1,000 Oxford Industries Inc. ....................................... 34,200
2,147,448
Diversified Industrial  — 6.8%
11,500 Albany International Corp., Cl. A .................... 583,050
10,213 Apogee Enterprises Inc. .................................... 371,855
20,000 Enerpac Tool Group Corp. ................................ 764,800
12,000 Hexcel Corp. ...................................................... 886,800
11,000 ICF International Inc. ........................................ 938,300
22,000 Kennametal Inc. ................................................. 625,020
Shares
Market
Value
14,138 Worthington Enterprises Inc. ........................... $ 729,097
4,898,922
Electronics  — 4.6%
7,000 Advanced Energy Industries Inc. ..................... 1,465,590
25,000 Sonos Inc.† .......................................................... 439,000
20,000 TTM Technologies Inc.† .................................... 1,380,000
3,284,590
Energy and Utilities  — 4.8%
44,979 Magnolia Oil & Gas Corp., Cl. A ...................... 984,590
28,892 Oceaneering International Inc.† ....................... 694,275
68,000 Patterson-UTI Energy Inc. ................................. 415,480
15,307 Riley Exploration Permian Inc. ......................... 404,105
17,546 SandRidge Energy Inc. ...................................... 253,189
30,538 Select Water Solutions Inc. ................................ 321,260
41,861 Shoals Technologies Group Inc., Cl. A† ........... 355,818
3,428,717
Equipment and Supplies  — 2.9%
30,000 Flowserve Corp. ................................................. 2,081,400
Financial Services  — 4.3%
18,729 Heritage Financial Corp. ................................... 442,941
9,222 Horace Mann Educators Corp. ......................... 425,872
22,000 Stewart Information Services Corp. ................. 1,545,720
19,597 Univest Financial Corp. ..................................... 641,606
3,056,139
Health Care  — 9.2%
50,000 Axogen Inc.† ...................................................... 1,636,500
45,000 Dentsply Sirona Inc. .......................................... 514,350
13,722 Haemonetics Corp.† .......................................... 1,099,818
20,698 Omnicell Inc.† .................................................... 937,619
81,803 Orthofix Medical Inc.† ....................................... 1,240,134
23,000 Supernus Pharmaceuticals Inc.† ....................... 1,143,100
6,571,521
Machinery  — 2.8%
53,796 Mueller Water Products Inc., Cl. A ................... 1,281,421
10,000 Tennant Co. ........................................................ 737,000
2,018,421
Materials  — 2.3%
20,000 Avient Corp. ....................................................... 624,800
14,722 Darling Ingredients Inc.† .................................. 529,992
8,651 Minerals Technologies Inc. ................................ 527,278
1,682,070
Real Estate  — 2.6%
25,328 Alpine Income Property Trust Inc., REIT ........ 423,484
40,525 CareTrust REIT Inc. ........................................... 1,465,384
1,888,868
Retail  — 8.1%
26,125 Advance Auto Parts Inc. .................................... 1,026,713
87,171 American Eagle Outfitters Inc. ......................... 2,298,699
47,101 El Pollo Loco Holdings Inc.† ............................. 492,676
59,937 Ethan Allen Interiors Inc. .................................. 1,368,961
8,100 Urban Outfitters Inc.† ........................................ 609,606
5,796,655
Semiconductors  — 7.2%
32,000 Cohu Inc.† .......................................................... 744,640
4,000 Entegris Inc. ....................................................... 337,000
14,629 FormFactor Inc.† ................................................ 816,006
9,240 MKS Inc. ............................................................. 1,476,552
30,000 nLight Inc.† ........................................................ 1,125,300

KEELEY Small Cap Fund
Schedule of Investments (Continued)—December 31, 2025 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Semiconductors (Continued)
25,847 Ultra Clean Holdings Inc.† ............................... $ 654,704
5,154,202
Transportation  — 0.8%
12,000 The Greenbrier Companies Inc. ........................ 560,880
TOTAL COMMON STOCKS ......................... 70,784,685
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.3%
$ 925,000 U.S. Treasury Bill,
3.567%††, 03/12/26 .......................................... 918,753
TOTAL INVESTMENTS — 100.0%
(Cost $54,440,985) ........................................... $ 71,703,438
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust